Business Acquisitions (Details) $ / shares in Units, shares in Millions, $ in Millions			12 Months Ended
	Nov. 02, 2023 CAD ($)	Oct. 05, 2023 CAD ($) shares $ / shares	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Changes in non-controlling interests in TransAlta Renewables (Note 4)			$ (809)
Committed
Disclosure of detailed information about business combination [line items]
Facility size			2,590
Committed | TransAlta syndicated credit facility
Disclosure of detailed information about business combination [line items]
Facility size			1,950
Deficit
Disclosure of detailed information about business combination [line items]
Changes in non-controlling interests in TransAlta Renewables (Note 4)			(625)
Attributable to non-controlling interests
Disclosure of detailed information about business combination [line items]
Changes in non-controlling interests in TransAlta Renewables (Note 4)			(630)
Other
Disclosure of detailed information about business combination [line items]
Change in ownership of TransAlta Renewables			(64)
Heartland Generation
Disclosure of detailed information about business combination [line items]
Purchase price	$ 390
Debt assumed	268
Aggregate consideration	$ 658
TransAlta Renewables Inc.
Disclosure of detailed information about business combination [line items]
Aggregate consideration		$ 1,300
Cash consideration		$ 800
Common shares issued (in shares) | shares		46
Value of common shares issued		$ 514
Price per share of shares issued | $ / shares		$ 11.06
Transaction costs		$ 11
TransAlta Renewables Inc. | Committed | TransAlta syndicated credit facility
Disclosure of detailed information about business combination [line items]
Additional borrowings		700
Facility size		2,000
TransAlta Renewables Inc. | Issued capital
Disclosure of detailed information about business combination [line items]
Transaction costs		4	$ 4
TransAlta Renewables Inc. | Deficit
Disclosure of detailed information about business combination [line items]
Transaction costs		$ 7